BUSINESS ACQUISITIONS AND COMBINATIONS - Assets acquired and liabilities assumed (Details) ₨ in Millions, £ in Millions, $ in Millions							6 Months Ended
	Apr. 20, 2018 USD ($)	Apr. 12, 2018 USD ($)	Mar. 09, 2018 USD ($)	Feb. 26, 2018 USD ($)	Feb. 01, 2018 USD ($)	Jan. 05, 2018 USD ($)	Jun. 30, 2018 USD ($)	Apr. 20, 2018 INR (₨)	Apr. 20, 2018 USD ($)	Feb. 26, 2018 GBP (£)	Feb. 26, 2018 USD ($)	Feb. 01, 2018 GBP (£)	Feb. 01, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about business combination [line items]
Goodwill							$ 1,112							$ 1,079
Extended- Stay Hotel Portfolio
Disclosure of detailed information about business combination [line items]
Investment properties													$ 0
Property, plant and equipment													768
Goodwill													0
Intangible assets													0
Accounts receivable and other													7
Cash and cash equivalents													2
Total assets													777
Less:
Debt obligations													0
Accounts payable and other													(13)
Deferred tax liabilities													0
Non-controlling interests													0
Net assets acquired													764
Consideration													764
Transaction costs					$ 9
UK Student Housing IV
Disclosure of detailed information about business combination [line items]
Investment properties													742
Property, plant and equipment													10
Goodwill													0
Intangible assets													0
Accounts receivable and other													45
Cash and cash equivalents													18
Total assets													815
Less:
Debt obligations													0
Accounts payable and other													(63)
Deferred tax liabilities													0
Non-controlling interests													0
Net assets acquired													752
Consideration												£ 527	$ 752
Transaction costs					$ 7
UK Serviced Apartments
Disclosure of detailed information about business combination [line items]
Investment properties											$ 0
Property, plant and equipment											247
Goodwill											67
Intangible assets											28
Accounts receivable and other											8
Cash and cash equivalents											5
Total assets											355
Less:
Debt obligations											(10)
Accounts payable and other											(50)
Deferred tax liabilities											(8)
Non-controlling interests											0
Net assets acquired											287
Consideration										£ 209	$ 287
Transaction costs				$ 11
333 West 34th Street
Disclosure of detailed information about business combination [line items]
Investment properties						$ 255
Property, plant and equipment						0
Goodwill						0
Intangible assets						0
Accounts receivable and other						0
Cash and cash equivalents						0
Total assets						255
Less:
Debt obligations						0
Accounts payable and other						0
Deferred tax liabilities						0
Non-controlling interests						0
Net assets acquired						255
Consideration						255
Transaction costs						$ 1
BGRESOI
Disclosure of detailed information about business combination [line items]
Investment properties			$ 0
Property, plant and equipment			0
Goodwill			0
Intangible assets			0
Accounts receivable and other			370
Cash and cash equivalents			23
Total assets			393
Less:
Debt obligations			0
Accounts payable and other			(81)
Deferred tax liabilities			0
Non-controlling interests			0
Net assets acquired			312
Consideration			122
Transaction costs			$ 0
Mumbai Office Park
Disclosure of detailed information about business combination [line items]
Investment properties									$ 369
Property, plant and equipment									0
Goodwill									0
Intangible assets									0
Accounts receivable and other									5
Cash and cash equivalents									27
Total assets									401
Less:
Debt obligations									(315)
Accounts payable and other									(33)
Deferred tax liabilities									(12)
Non-controlling interests									0
Net assets acquired									41
Consideration								₨ 2,726	$ 41
Transaction costs	$ 1
175 West Jackson
Disclosure of detailed information about business combination [line items]
Investment properties		$ 304
Property, plant and equipment		0
Goodwill		0
Intangible assets		0
Accounts receivable and other		21
Cash and cash equivalents		2
Total assets		327
Less:
Debt obligations		(274)
Accounts payable and other		(18)
Deferred tax liabilities		0
Non-controlling interests		0
Net assets acquired		35
Consideration		35
Transaction costs		$ 6
Other
Disclosure of detailed information about business combination [line items]
Investment properties							1,289
Property, plant and equipment							349
Goodwill							0
Intangible assets							0
Accounts receivable and other							95
Cash and cash equivalents							44
Total assets							1,777
Less:
Debt obligations							(197)
Accounts payable and other							(47)
Deferred tax liabilities							(4)
Non-controlling interests							(52)
Net assets acquired							1,477
Consideration							1,452
Transaction costs							23
Total
Disclosure of detailed information about business combination [line items]
Investment properties							2,959
Property, plant and equipment							1,374
Goodwill							67
Intangible assets							28
Accounts receivable and other							551
Cash and cash equivalents							121
Total assets							5,100
Less:
Debt obligations							(796)
Accounts payable and other							(305)
Deferred tax liabilities							(24)
Non-controlling interests							(52)
Net assets acquired							3,923
Consideration							3,708
Transaction costs							$ 58